Fees Summary	Oct. 15, 2025 GBP (£)
Fees Summary [Line Items]
Total Offering	£ 298,848,000
Previously Paid Amount	0
Total Fee Amount	41,270.91
Total Offset Amount	0
Net Fee	£ 41,270.91